Note 5 - Prepaid Expenses and Deposits - Detail of Prepaid Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares issued for prepaid services	$ 408	$ 417	$ 0
Prepaid expenses and deposits	324	280	28
Total (current)	732	697	28
Shares issued for prepaid services	911	974	0
Prepaid expenses and deposits	771	683	0
Total (non-current)	$ 1,682	$ 1,657	$ 0